Cost of sales of goods and services, without considering depreciation and amortization (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of continuing involvement in derecognised financial assets [line items]
Schedule of detailed information of cost of sale of goods and services
(a)	The cost of sales of goods is made up as follows:

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Beginning balance of finished goods and products in process, net of depreciation and amortization	18,523	18,748	22,667

Cost of production
Services provided by third parties	261,879	239,804	166,227
Direct labor	126,440	106,022	77,781
Consumption of materials and supplies	123,241	104,063	93,407
Short-term and low-value leases	56,134	39,747	26,794
Maintenance and repair	26,276	22,903	21,601
Electricity and water	20,737	20,823	16,946
Insurance	19,727	14,707	28,729
Transport	8,958	11,763	13,589
Other	17,758	14,912	4,510
Provision (reversal) for impairment of finished goods and product in progress, note 8(b)	(1,782)	(6,487)	3,851
Total cost of production	659,368	568,257	453,435
Final balance of finished goods and products in process	(24,182)	(18,523)	(18,748)
Final balance of finished goods and products in process, net of depreciation and amortization	(24,182)	(18,523)	(18,748)
Purchase of concentrates (i)	97,276	—	—
Cost of sales of goods, without considering depreciation and amortization	750,985	568,482	457,354

See related accounting policies in Note 2.4(x).

(i)	During the year 2025, the subsidiary Buenaventura Trading S.A.S. acquired 8,844 metric tons (MT) of copper concentrate and 81,665 ounces (Oz) of silver from third parties, intended for commercialization in the same period.

Sociedad Minera Cerro Verde S.A.A.
Disclosure of continuing involvement in derecognised financial assets [line items]
Schedule of detailed information about cost of sales

	For the year ended	For the year ended	For the year ended
	December 31, 2025	December 31, 2024	December 31, 2023
	US$(000)	US$(000)	US$(000)

Materials and supplies	884,378	917,531	982,616
Property plant and equipment depreciation (see Note 7)	637,494	571,852	530,199
Labor (a)	430,018	501,678	381,761
Third-party services	266,177	239,547	279,923
Energy	221,984	209,925	249,039
Other costs	34,389	36,910	48,475
Change in work in process inventory	28,209	49,764	13,538
Depreciation on right-of-use assets (see Note 7)	14,202	11,152	11,117
Variable lease payments, low-value and short-term leases	13,472	19,775	17,741
Supplementary Retirement Fund contribution (b)	9,308	7,861	7,467
OEFA and OSINERGMIN contributions (c)	8,550	8,208	8,015
Change in finished goods inventory	7,928	2,110	14,165
Management fees	2,891	3,227	3,098
Intangible amortization	2,342	2,342	2,342
Loss on materials obsolescence (see note 5(a))	959	6,897	12,496
WIP stockpile write-offs (see note 5(b))	—	—	1,527

	2,562,301	2,588,779	2,563,519
(a)

For the year ended December 31, 2025, labor includes an expense of US$157.8 million related to profit sharing (US$138.4 million and US$130.9 million for the year ended December 31, 2024 and 2023 respectively) and a prior years adjustment of US$1.1 million. For the year ended December 31, 2024, the company recorded non-recurring costs of US$97.1 million associated with new collective labor agreements reached with its unions.

(b)

On July 9, 2011, Law No. 29741 was published, through which the contribution to the Mining, Metallurgical and Steelworks Supplementary Retirement Fund was created. These resources constitute a social security retirement fund for mining, metallurgical and steelworkers. The Mining Supplementary Retirement Fund is applicable to the Company and is calculated based on 0.5% of the annual taxable profit.

(c)

The Company is subject to OEFA and OSINERGMIN royalties. These funds are used by these agencies as part of their operating budgets for investment supervision in energy and mining, as well as the environment. The calculation for the OSINERGMIN royalty is 0.12% of invoiced sales and the calculation for the OEFA royalty is 0.07% of invoiced sales for the year 2025, 2024 and 2023.